Fair Value Measurements (Tables)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary Of Assets And Liabilities Measured at Fair Value Recurring Basis
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$230,031,946	$230,031,946	$—	$—
December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$230,008,784	$230,008,784	$—	$—

Summary of Estimated Value of Cash Equivalents and Restricted Cash
The following tables summarize the estimated value of cash equivalents and restricted cash (in thousands):

	March 31, 2022
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$38,140	$—	$—	$38,140
Restricted cash:
Money market fund	3,257	—	—	3,257

Total	$41,397	$—	$—	$41,397

	December 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	—	—	3,257

Total	$59,291	$—	$—	$59,291

The following tables summarize the estimated value of cash equivalents, restricted cash and short-term investments (in thousands):

	December 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	$—	$—	3,257

Total	$59,291	$—	$—	$59,291

	December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$30,387	$—	$—	$30,387
Restricted cash:
Money market fund	497	—	—	497

Total	$30,884	$—	$—	$30,884

Summary of Significant Quantitative Inputs Used in the Valuation of the Preferred Stock Tranche Liability
The following reflects the significant quantitative inputs used in the valuation of the preferred stock tranche liability for fiscal year 2020 on initial closing on October 22, 2020, second closing on December 28, 2020 and subsequent measurement as of December 31, 2020 using a Monte Carlo valuation model and/or Black-Scholes option pricing model:

	October 22, 2020 Initial Measurement Date		December 28 and December 31, 2020 Subsequent Measurement Dates
	Tranche 2 Call Option	Tranche 3 Call Option	Tranche Features 2 and 3 Call Option	Tranche 2 and 3 Forward Contracts
Estimated fair value of Series B redeemable convertible preferred stock(1)	$1.25	$1.25	$1.62	$1.62
Discount rate	0.12%	0.17%	0.11%	0.11%
Time to liquidity (years)	0.9	2.2	0.5	0.5
Expected volatility	54.9%	54.9%	73.8%	N/A
Probability of call option and forward contract	N/A	N/A	10%	90%
Strike Price	$1.6427	$1.6427	$1.6427	$1.6427
Value of each tranche feature	$0.143	$0.199	$0.326	$(0.023)

(1)	Fair value of the Series B redeemable convertible preferred stock was estimated using the Backsolve method.

	March 31, 2021 (unaudited)
	Tranche 2	Tranche 3 (Public)		Tranche 3 (Staying Private)
	Forward	Call	No Value	Call	Forward	No Value
Estimated fair value of Series B redeemable convertible preferred stock(1)	$2.0796	$2.3386	N/A	$1.3023	$1.3023	N/A
Discount rate	0.03%	0.05%	N/A	0.06%	0.06%	N/A
Time to liquidity (years)	0.08	0.50	N/A	0.75	0.75	N/A
Probability of call option and forward contract	100.0%	25.0%	75.0%	45.0%	5.0%	50.0%
Strike price	$1.6427	$1.6427	N/A	$1.6427	$1.6427	N/A
Expected volatility	N/A	80.00%	N/A	80.00%	N/A	N/A
Value of each tranche feature	$0.437	$0.873	$—	$0.251	$(0.340)	$—

Total value of tranche feature (in millions)	$8.6		$4.3			$1.9

(1)
Fair value of the Series B redeemable convertible preferred stock for Tranche 3 was estimated using guideline IPO transactions for the public scenario and the Black-Scholes based option pricing model for the staying-private scenario, and for Tranche 2 was based on a weighting of the public and staying-private scenarios used for Tranche 3.

Summary of Financial assets and liabilities measured and recognized at fair value
Financial assets and liabilities measured and recognized at fair value are as follows (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	—	—	3,257

Total Assets	$59,291	$—	$—	$59,291

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund	$30,387	$—	$—	$30,387
Restricted cash:
Money market fund	497			497

Total Assets	$30,884	$—	$—	$30,884

Liabilities:
Preferred stock tranche liability	$—	$—	$435	$435

Total Liabilities	$—	$—	$435	$435

Summary of significant quantitative inputs used to fair value the convertible notes

On Issuance
Interest rate	8.00%
Discount rate	6.78%
Time to maturity (years)	0.49
Probability of automatic conversion upon qualified financing	95.0%
Probability of optional conversion	2.5%
Probability of no conversion	2.5%
Conversion Price	$1.4784

Summary of fair value of the convertible notes
The following table provides a roll-forward of the fair value of the convertible notes (in thousands):

Fair Value
Proceeds from issuance in August 2020	$8,000
Change in fair value of convertible notes	720
Conversion to Series B redeemable convertible preferred stock	(7,940)
Recognition of preferred stock tranche liability	(780)

Balance as of December 31, 2020	$—

Summary of significant quantitative inputs used in the valuation of the preferred stock tranche liability
The following reflects the significant quantitative inputs used in the valuation of the preferred stock tranche liability for fiscal year 2020 on initial closing on October 22, 2020, second closing on December 28, 2020 and subsequent measurement as of December 31, 2020 using a Monte Carlo valuation model and/or Black-Scholes option pricing model:

	October 22, 2020 Initial Measurement Date		December 28 and December 31, 2020 Subsequent Measurement Dates
	Tranche 2 Call Option	Tranche 3 Call Option	Tranche Features 2 and 3 Call Option	Tranche 2 and 3 Forward Contracts
Estimated fair value of Series B redeemable convertible preferred stock (1)	$1.25	$1.25	$1.62	$1.62
Discount rate	0.12%	0.17%	0.11%	0.11%
Time to liquidity (years)	0.9	2.2	0.5	0.5
Expected volatility	54.9%	54.9%	73.8%	N/A
Probability of call option and forward contract	N/A	N/A	10%	90%
Strike Price	$1.6427	$1.6427	$1.6427	$1.6427
Value of each tranche feature	$0.143	$0.199	$0.326	$(0.023)

Summary of a weighted comparable guideline IPO (high and low) and SPAC transactions
The value of the tranche rights acquired on May 14, 2021 was determined using the current value method as both tranches were called by the Company on the valuation date. The following reflects the significant quantitative inputs used in the valuation of the preferred stock tranche liability as of May 14, 2021 using a weighted comparable guideline IPO (high and low) and SPAC transactions for the public scenario and the Black-Scholes pricing model for the staying private scenario:

	May 14, 2021
	Tranches 2 and 3

	Public Scenario	Staying Private Scenario
	Call	Call
Estimated fair value of Series B redeemable convertible preferred stock	$2.18	$1.58
Scenario weighting	75.0%	25.0%
Value of each tranche feature	$1.637	$0.395

Weighted-average value of Series B redeemable convertible preferred stock	$2.032

Summary of table provides a roll-forward of the change in the preferred stock tranche liability
The following table provides a roll-forward of the change in the preferred stock tranche liability (in thousands):

Preferred Stock Tranche Liability

Initial closing on October 22, 2020	$6,120
Forfeiture of tranche rights	(780)
Change in fair value	(4,968)
Second closing on December 28, 2020	$63

Balance as of December 31, 2020	435
Recognition of tranche rights from January 2021 issuance	33
Change in fair value	14,742
Tranche liability extinguishment	(15,210)

Balance as of December 31, 2021	$—

DYNAMICS SPECIAL PURPOSE [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary Of Assets And Liabilities Measured at Fair Value Recurring Basis
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities		$230,008,784	$230,008,784	$0	$0